Financial Instruments and Risk Management - Fair Value Information on Other Financial Assets and Liabilities Recorded at Amortized Cost (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	$ 2,597	$ 2,266
Carrying Amount [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	1,691	2,138
Carrying Amount [Member] | Fair Value, Inputs, Level 1 [Member] | Senior Unsecured Convertible Bonds [Member]
Long-term debt
Senior unsecured convertible bonds	1,354	1,316
Carrying Amount [Member] | Fair Value, Inputs, Level 2 [Member]
Long-term debt
Bank loans (including current portion)	718	594
Estimate Fair Value [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	1,691	2,138
Estimate Fair Value [Member] | Fair Value, Inputs, Level 1 [Member] | Senior Unsecured Convertible Bonds [Member]
Long-term debt
Senior unsecured convertible bonds	2,103	1,501
Estimate Fair Value [Member] | Fair Value, Inputs, Level 2 [Member]
Long-term debt
Bank loans (including current portion)	$ 718	$ 594